INCOME (LOSS) PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (51)	$ 1,529	$ (1,922)	$ (2,520)	$ (401)	$ (1,921)
Basic weighted average number of shares outstanding			13,291	9,985	10,767	3,302
Net loss per share (basic)			$ (0.14)	$ (0.25)	$ (0.04)	$ (0.58)
Diluted weighted average number of shares outstanding			13,291	9,985	80,545	3,302
Net loss per share (diluted)			$ (0.14)	$ (0.25)	$ (0.04)	$ (0.58)
Dilutive equity instruments (number of equivalent units)			37,976	67,227	69,778	73,144
Warrants [Member]
Dilutive equity instruments (number of equivalent units)			16,979	8,048	7,683	30,208
Convertible Debt [Member]
Dilutive equity instruments (number of equivalent units)			908	59,179	62,095	39,636
Preferred Stock [Member]
Dilutive equity instruments (number of equivalent units)			17,837	0	0	0
Equity Option [Member]
Dilutive equity instruments (number of equivalent units)			2,252	0	0	0